Accounting for Derivative Instruments and Hedging Activities - Schedule of Volumes Fair Values and Classification (Details) $ in Thousands, MMBTU in Millions	Mar. 31, 2026 USD ($) MMBTU	Dec. 31, 2025 USD ($) MMBTU	Dec. 31, 2024 USD ($) MMBTU
Derivative [Line Items]
Assets, Current	$ 47,526	$ 37,448	$ 32,591
Assets, Long-term	5,783	11,261	6,245
Total derivative assets		48,700
Liabilities, Current	326,720	359,890	218,443
Liabilities, Long-term	254,783	213,531	171,488
Total derivative liabilities		573,400
Electric Portfolio
Derivative [Line Items]
Total derivative assets		3,044
Total derivative liabilities		212,327
Natural Gas Portfolio
Derivative [Line Items]
Total derivative assets		4,473
Total derivative liabilities		1,142
Not Designated as Hedging Instrument
Derivative [Line Items]
Assets, Current	47,526	37,448	32,591
Assets, Long-term	5,783	11,261	6,245
Total derivative assets	53,309	48,709	38,836
Liabilities, Current	326,720	359,890	218,443
Liabilities, Long-term	254,783	213,531	171,488
Total derivative liabilities	581,503	573,421	389,931
Not Designated as Hedging Instrument | Electric Portfolio
Derivative [Line Items]
Total derivative assets	46,733	41,974	35,341
Total derivative liabilities	506,832	493,334	319,506
Not Designated as Hedging Instrument | Natural Gas Portfolio
Derivative [Line Items]
Total derivative assets	6,576	6,735	3,495
Total derivative liabilities	$ 74,671	$ 80,087	$ 70,425
Not Designated as Hedging Instrument | Gas Derivatives
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount | MMBTU	261.0	289.0	269.0
Not Designated as Hedging Instrument | Electric Generation Fuel
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount | MMBTU	243.3	252.9	283.5
Not Designated as Hedging Instrument | Purchased Electricity
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount | MMBTU	28.4	33.8	13.3